Consolidated Statement of Comprehensive Income Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Benefit Plan Improvement, Tax Effect	$ 271	$ (548)	$ (154)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Pension Cost, Tax	712	914	957
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Transition Asset (Obligation), Recognized in Net Periodic Benefit Cost, Tax	394	363	368
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	(29,080)	10,208	(36,433)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Tax	5,993	6,839	4,415
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax	199	445	(477)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	(3,699)	2,842	(791)
Cash Flow Hedging [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	449	(2,180)	227
Energy Related Derivative [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax		$ 1,540	$ (1,540)